                      CHACONIA INCOME & GROWTH FUND, INC.
                            Schedule of Investments
                          June 30, 1997 - (Unaudited)

COMMON STOCKS

                                                                          MARKET
  SHARES                                                                  VALUE
  ------                                                                  -----
                COMMON STOCKS (65.04%)
                AEROSPACE & DEFENSE (1.03%)
  2,700         Raytheon Co. ...................................        $137,700
                                                                       ---------

                AIRCRAFT (1.45%)
  1,860         Lockheed Martin Corp. ..........................         192,626
                                                                       ---------

                ATHLETIC FOOTWEAR (1.58%)
  3,600         Nike Inc. Cl B .................................         210,150
                                                                       ---------

                AUTOMOTIVE (1.16%)
  4,100         Ford Motor Co. Del .............................         154,775
                                                                       ---------

                BANKING (4.82%)
  5,400         Federal National Mortgage Assoc ................         235,575
  3,700         First Chicago NBD Corp. ........................         223,850
  3,300         Suntrust Banks Inc. ............................         181,706
                                                                       ---------
                                                                         641,131
                                                                       ---------

                BUSINESS SERVICES (0.30%)
  1,500         Dun and Bradstreet Corp. .......................          39,375
                                                                       ---------

                CAPITAL GOODS (0.99%)
  2,400         Emerson Electric Co. ...........................         132,150
                                                                       ---------

                CONSUMER PRODUCTS _ MISC. (1.28%)
  4,600         American Greetings Corp. Cl A ..................         170,775
                                                                       ---------

                DRUGS & HEALTH CARE (11.68%)
  4,000         Abbott Labs ....................................         267,000
  2,700         American Home Products Corp. ...................         206,550
  3,800         Becton Dickinson & Co. .........................         192,375
  2,800         Bristol-Meyers Squibb ..........................         226,800
  3,000         Columbia/HCA Healthcare Corp. ..................         117,937
  2,600         Lilly, Eli & Co. ...............................         284,212
  2,500         Merck & Co. Inc. ...............................         258,750
                                                                       ---------
                                                                       1,553,624
                                                                       ---------

                FOODS (4.23%)
  4,600         Anheuser Busch Cos. Inc. .......................         192,913
  8,000         Archer Daniels Midland .........................         188,000
  3,950         Heinz H.J. Co. .................................         182,194
                                                                       ---------
                                                                         563,107
                                                                       ---------


COMMON STOCKS (continued)
                                                                          MARKET
  SHARES                                                                  VALUE
  ------                                                                  -----

                INDUSTRIALS (3.47%)
  4,300         Browning Ferris Inds. Inc. .....................        $142,975
  4,100         Schering Plough Corp. ..........................         196,287
  3,800         Waste Management Inc. ..........................         122,075
                                                                       ---------
                                                                         461,337
                                                                       ---------

                INSURANCE (5.36%)
  2,800         Chubb Corp .....................................         187,250
    900         General RE Corp. ...............................         163,800
  5,650         Old Republic International Corp. ...............         171,266
  4,100         Safeco Corp. ...................................         191,419
                                                                       ---------
                                                                         713,735
                                                                       ---------

                MANUFACTURING/PROCESSING (1.41%)
  2,200         Phelps Dodge Corp. .............................         187,412

                MUTUAL FUNDS (1.44%)
 69,406         Trinidad & Tobago Unit Trust Corp./First
                    Unit Scheme ................................         191,922

                PAPER PRODUCTS (1.27%)
  3,400         Kimberly Clark Corp. ...........................         169,150

                PETROLEUM (4.77%)
  2,300         Amoco Corp. ....................................         199,956
  4,200         Exxon Corp. ....................................         258,300
  1,400         Shell Transportation and Trading ...............         176,050
                                                                       ---------
                                                                         634,306
                                                                       ---------

                RAILROADS (1.29%)
  1,700         Norfolk Southern Corp ..........................         171,275

                RETAIL (2.22%)
  5,000         Gap Inc. .......................................         194,375
  8,200         K mart Corp.* ..................................         100,450
                                                                       ---------
                                                                         294,825
                                                                       ---------

                TECHNOLOGY (6.98%)
  2,600         Compaq Computer Corp.* .........................         258,050
  3,800         Hewlett Packard Co. ............................         212,800
  1,700         Intel Corp. ....................................         241,081
  2,400         International Business Machines Inc ............         216,450
                                                                       ---------
                                                                         928,381
                                                                       ---------


                        See notes to financial statements               Page 1





                      CHACONIA INCOME & GROWTH FUND, INC.
                       Schedule of Investments (continued)
                          June 30, 1997 - (Unaudited)

COMMON STOCKS (continued)

                                                                          MARKET
  SHARES                                                                  VALUE
  ------                                                                  -----

                TOBACCO (1.26%)
 13,075         Imperial Tobacco ...............................        $167,523

                TOYS (1.25%)
  4,900         Mattel Inc. ....................................         165,988

                UTILITIES (5.80%)
  3,900         Cinergy Corp. ..................................         135,769
  2,300         Motorola Inc. ..................................         174,800
  7,200         Southern Co. ...................................         157,500
  4,000         Telefones De Mexico ............................         191,000
  1,037         The Energy Group ...............................          43,943
  3,100         Unicom Corp.* ..................................          68,975
                                                                       ---------
                                                                         771,987
                                                                       ---------

                TOTAL COMMON STOCKS
                (Cost $6,172,873) ...............................      8,653,254

BONDS
  PRINCIPAL                                                               MARKET
  AMOUNT                                                                   VALUE
  ------                                                                 -------
                LONG TERM INVESTMENTS (32.52%)
                U.S. GOVERNMENT SECURITIES (25.55%)
$350,000        U.S. Treasury Note 8.625%, due 08/15/97 ........         351,532
 300,000        U.S. Treasury Note 8.875%, due 11/15/97 ........         311,438
 300,000        U.S. Treasury Note 8.875%, due 02/15/99 ........         313,125
 300,000        U.S. Treasury Note 8.00%, due 08/15/99 .........         311,156
 500,000        U.S. Treasury Note 7.875%, due 11/15/99 ........         518,594
 200,000        U.S. Treasury Note 6.25%, due 05/31/00 .........         200,188
 300,000        U.S. Treasury Note 5.875%, due 02/15/04 ........         290,719
 400,000        U.S. Treasury Bond 9.375%, due 02/15/06 ........         474,250
 250,000        U.S. Treasury Bond 8.875%, due 08/15/17 ........         304,453
 100,000        U.S. Treasury Bond 8.125%, due 05/15/21 ........         114,438



BONDS (continued)
  PRINCIPAL                                                             MARKET
  AMOUNT                                                                VALUE
  ------                                                                -----

$200,000        U.S. Treasury Bond 7.25%, due 08/15/22 .........        $208,750
                                                                       ---------
                                                                       3,398,643
                                                                       ---------

                BANKING (1.48%)
100,000         Nations Bank Corp. 6.50%, due 03/15/06 .........          96,010
100,000         Norwest Corp. Med. Term Notes 7.125%,
                    due 04/01/00 ...............................         101,548
                                                                       ---------
                                                                         197,558
                                                                       ---------

                MORTGAGE BACK-CMO (4.15%)
 74,961         FHLMC 8.00%, due 06/01/25 ......................          76,765
116,922         FHLMC Gold 8.00%, due 10/01/10 .................         120,320
131,782         FNMA 6.00%, due 02/01/09 .......................         127,129
 84,515         GNMA 7.00%, due 09/15/09 .......................          84,959
141,843         GNMA 7.50%, due 03/15/26 .......................         142,376
                                                                     -----------
                                                                         551,549
                                                                     -----------

                RETAIL (0.60%)
 75,000         Walmart Stores Inc. 8.625%, due 04/01/01 .......          80,057
                                                                     -----------

                UTILITIES (0.74%)
100,000         Rockwell Intl. Corp. Note 6.625%, due 06/01/05..          98,584
                                                                      ----------

                TOTAL LONG TERM INVESTMENTS
                 (Cost $4,286,295) .............................       4,326,391
                                                                      ----------

                SHORT TERM INVESTMENTS (5.53%)
735,127         Star Treasury Fund
                 (Cost $735,127) ...............................         735,127
                                                                      ----------

                TOTAL INVESTMENTS
                (Cost $11,194,295)                    103.09%         13,714,772
                Liabilities less other assets          (3.09%)         (411,157)
                                                                     -----------
                TOTAL NET ASSETS                      100.00%        $13,303,615
                                                                     ===========



* Non-income Producing



Page 2                    See notes to financial statements.


                      CHACONIA INCOME & GROWTH FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                           June 30, 1997 (Unaudited)


ASSETS
        Investments in securities, at value
                (cost $11,194,295) ...........................     $ 13,714,772
        Dividends and interest receivable ....................           98,355
        Receivable for fund shares sold ......................          115,953
        Other assets .........................................            4,366
                                                                    ------------
        Total assets .........................................       13,933,446
                                                                    ------------

LIABILITIES
        Payable for securities purchased .....................          427,946
        Payable for fund shares redeemed .....................           25,715
        Accrued adviser fee ..................................           20,414
        Accrued distribution fee .............................           26,104
        Accrued legal fee ....................................           24,588
        Other accrued expenses ...............................          105,064
                                                                    ------------
        Total liabilities ....................................          629,831
                                                                    ------------

        Net Assets ...........................................     $ 13,303,615
                                                                   ============

NET ASSETS CONSIST OF:
        Capital stock, $.01 par value; 2,000,000
                shares authorized; 1,148,361 shares
                outstanding ..................................     $ 10,780,012
        Distribution in excess of net
                investment income ............................          (20,374)
        Net realized gains on investments in excess
                of distributions .............................           23,499
        Net  unrealized appreciation on investments ..........        2,520,478
                                                                    ------------
            Net Assets .......................................     $ 13,303,615
                                                                   ============

        Net asset value, redemption and offering
                price per share ($13,303,615/1,148,361) ......     $      11.58
                                                                   ============



                      CHACONIA INCOME & GROWTH FUND, INC.
                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME:
        Interest .............................................        $  135,012
        Dividends ............................................            79,072
                                                                      ----------
        Total Investment Income ..............................           214,084
                                                                      ----------

EXPENSES:
        Adviser fees .........................................            41,401
        Distribution fees ....................................            29,003
        Legal fees ...........................................            24,726
        Administrative fees ..................................            29,807
        Custodian fees .......................................            11,868
        Audit fees ...........................................             8,902
        Accounting services ..................................            11,260
        Transfer agent fees ..................................            10,643
        Printing expense .....................................            16,898
        Directors' fees and expenses .........................             2,472
        Service fees .........................................             9,361
        Other expenses .......................................            13,655
                                                                      ----------
        Total expenses .......................................           209,996
                                                                      ----------

        Net investment income ................................             4,088
                                                                      ----------

REALIZED AND UNREALIZED GAINS
ON INVESTMENTS
        Net realized gains on investments ....................            59,031
        Net increase in unrealized appreciation
                on investments ...............................         1,198,999
                                                                      ----------

        Net gains on investments .............................         1,258,030
                                                                      ----------

        Net increase in net assets resulting
                from operations ..............................        $1,262,118
                                                                      ==========





                      See notes to financial statements.                Page 3


CHACONIA INCOME & GROWTH FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                       FOR THE
                                                  SIX MONTHS ENDED     FOR THE
                                                   JUNE 30, 1997     YEAR ENDED
                                                    (UNAUDITED)     DEC. 31, 1996
                                                    -----------     -------------

OPERATIONS:
Net investment income ..........................   $      4,088    $    136,722
Net realized gains on
        investments ............................         59,031       1,723,063
Net increase/(decrease) in
        unrealized appreciation
        on investments .........................      1,198,999      (1,382,198)
                                                   ------------    ------------

Net increase in net assets
        resulting from operations ..............      1,262,118         477,587
                                                   ------------    ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividend from net
        investment income ......................              0        (136,722)
Distribution in excess of
        net investment income ..................              0          (7,820)
Distribution from net realized gains
        on investments .........................              0      (1,728,862)
Distribution in excess of net realized
        gains on investments ...................              0         (29,733)
                                                   ------------    ------------
Total dividends and distributions ..............              0      (1,903,137)
                                                   ------------    ------------
FUND SHARE TRANSACTIONS:
Proceeds from shares sold ......................      2,508,818       5,807,966
Dividends reinvested ...........................              0       1,777,784
Payment for shares redeemed ....................       (599,351)    (13,837,552)
                                                   ------------    ------------
Net increase/(decrease) in net assets
        from fund share transactions ...........      1,909,467      (6,251,802)
                                                   ------------    ------------
Net increase/(decrease) in
        net assets .............................      3,171,585      (7,677,352)

NET ASSETS, BEGINNING OF
        PERIOD .................................     10,132,030      17,809,382
                                                   ------------    ------------

NET ASSETS, END OF PERIOD ......................   $ 13,303,615    $ 10,132,030
                                                   ============    ============





                      CHACONIA INCOME & GROWTH FUND, INC.
                         Notes to Financial Statements
                                  (Unaudited)


1. ORGANIZATION
Chaconia Income & Growth Fund, Inc. (the "Fund") is organized as a Maryland Corporation, incorporated on October 24, 1990, and registered as an open-end, non-diversified, management investment company under the Investment Company Act of 1940, as amended. The Fund commenced operations on May 11, 1993.


2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuation - Securities traded on national securities exchanges are valued at the last sales price. Over-the-counter securities and listed securities for which no sales price is available, are valued at the mean between the latest bid and asked prices. Short-term securities which mature in 60 days or less are valued at cost, which, when combined with accrued interest receivable, approximates value.

B. Security Transactions - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily.

C. Federal Income Tax Status - No provision for federal income taxes is required since the Fund intends to qualify as a regulated investment company and distribute all of its taxable income to its shareholders.

D. Dividends and Distributions to Shareholders - The Fund records dividends and distributions to shareholders on the ex-dividend date.

E. Other - The fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.


3. INVESTMENT TRANSACTIONS:
Investment transactions, excluding short-term investments, for the six months ended June 30, 1997 were as follows:

          Purchases.......................  $2,464,718
          Sales...........................     567,357

At June 30, 1997, the cost of securities for federal income tax purposes was $11,194,295. Aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,616,157 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $95,679.

                      CHACONIA INCOME & GROWTH FUND, INC.
                         Notes to Financial Statements
                                  (continued)



4. INVESTMENT MANAGEMENT AGREEMENT:

The Fund has an investment advisory and management agreement with Invesco Capital Management, Inc. ("Adviser"). Under this agreement, the Adviser provides the Fund with investment advisory and management services for which the Fund pays a fee at an annual rate of the greater of $50,000 or 0.75% of the portion of the daily net assets not exceeding $10 million; 0.50% of the portion of the daily net assets exceeding $10 million but not exceeding $20 million and 0.25% of the portion of the daily net assets exceeding $20 million.


5. DISTRIBUTION FEES:
The Board of Directors has adopted a Distribution Plan applicable to the Fund under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder. Pursuant to the Plan, registered broker-dealers and qualified recipients will be reimbursed by the Fund for distribution expenditures up to a limit of 0.50% of 1% on an annual basis of the Fund's average daily net assets.


6. FUND SHARE TRANSACTIONS:
At June 30, 1997, there were 2,000,000 shares authorized at $.01 par value.

                                       For the
                                   six months ended         For the
                                    June 30, 1997          year ended
                                     (Unaudited)          Dec. 31, 1996

Shares sold........................... 230,620               474,665
Dividend reinvestment.................       0               170,632
Shares repurchased.................... (52,784)           (1,142,602)*
                                       177,836              (497,305)

* During the year ended December 31, 1996 the Fund's largest shareholder redeemed 1,065,612 shares representing it's entire holding.



===============================================================================

                              Financial Highlights


                                                                                                             For the period
                                                For the                                                       May 11, 1993
                                               six months                                                    (Commencement
                                                 ended         For the          For the         For the      of operations)
                                             June 30, 1997    year ended,     year ended,     year ended        through
                                              (Unaudited)    Dec. 31, 1996   Dec. 31, 1995   Dec. 31, 1994   Dec. 31, 1993
                                              -----------    -------------   -------------   -------------   -------------

Net asset value, beginning of period.........   $10.44          $12.13          $ 9.94           $10.20         $10.00
Income from investment operations
     Net investment income...................      .00 +           .13             .24              .13            .03
     Net realized and unrealized
          gains (losses) on investments......     1.14             .55            2.47             (.13)           .21
Total from investment operations.............     1.14             .68            2.71              .00            .24

Less dividends and distributions
Dividend from net investment income..........      .00            (.17)           (.23)            (.13)          (.04)
Distribution in excess of net
     investment income.......................      .00            (.01)            .00 +            .00 +          .00 +
Distribution from realized gains.............      .00           (2.15)           (.28)            (.13)           .00 +
Distribution in excess of net realized
     gains on investments....................      .00            (.04)            .00              .00            .00
Total dividends and distributions............      .00           (2.37)           (.51)            (.26)          (.04)
Net asset value, end of period...............  $ 11.58         $ 10.44         $ 12.13           $ 9.94        $ 10.20
Total returnbased on net asset value
     per share...............................   23.31%            5.61%          27.16%              0%          2.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)..... $ 13,304         $ 10,132         $17,809         $12,315        $12,105
Ratios to Average Net Assets:
     Expenses................................    3.61% **         2.84%           2.37%           2.87%          2.73% **
        Net investment income................    0.07% **         1.03%           2.09%           1.25%           .53% **
Portfolio turnover rate......................    5.07%           72.91%          26.23%          40.13%           .55%
Average commission rate per share ++.........   $.0593           $.0613            N/A             N/A             N/A

----------

**   Annualized.
+    Less than $.01 per share
++ For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose the average commission rate per share it paid for trades on which commissions are charged.

LETTER TO SHAREHOLDERS
CHACONIA INCOME & GROWTH FUND, INC.

August 29, 1997

Dear Shareholder, Enclosed please find the unaudited financial statements for the period ended June 30, 1997.

The Chaconia Income and Growth Fund ("Fund") continues to adhere strictly to a conservative policy of investing in higher quality securities, which are expected to produce a competitive total return by way of current income and capital appreciation. The Fund continues to be properly structured to achieve its investment objectives in the ensuing quarters.

Finally, we appreciate your investment in the Fund and look forward to providing additional information in the coming months.

If you have any questions, please contact the Fund at 1-800-368-3322.

Yours sincerely,


/s/ Clarry Benn
Mr. Clarry Benn
President

                                    CHACONIA
                              INCOME & GROWTH FUND




                               SEMI-ANNUAL REPORT

                                 June 30, 1997